Operating leases	12 Months Ended
Dec. 31, 2017
Disclosure of Operating leases [Abstract]
Disclosure of leases [text block]
(24)	Operating leases

Company as lessee

The Company has entered into operating leases for certain offices, production facilities, and automotive and computer equipment. Some leases contain renewal options. These agreements have terms between one and five years.

	2017	2016	2015
Lease expenses	$416,437	403,116	359,749

The amount of annual rentals payable, arising from lease agreements for the following five years is as follows:

2018	$184,253
2019	140,420
2020	120,365
2021	103,316
2022	120,031